Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Industrials Index ETF	Nov. 29, 2024
Fidelity MSCI Industrials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	22.55%
Past 5 years	15.12%
Past 10 years	10.18%
Fidelity MSCI Industrials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.10%
Past 5 years	14.69%
Past 10 years	9.74%
Fidelity MSCI Industrials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.62%
Past 5 years	12.10%
Past 10 years	8.27%
IXWN1
Average Annual Return:
Past 1 year	22.67%
Past 5 years	15.23%
Past 10 years	10.28%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%